Annual Total Returns - Class A	Oct. 31, 2020
Prospectus #1 | Delaware Diversified Income Fund
Bar Chart Table:
2011	6.38%
2012	6.88%
2013	(1.37%)
2014	5.11%
2015	(1.15%)
2016	3.56%
2017	5.26%
2018	(2.23%)
2019	10.76%
2020	10.55%
Prospectus #2 | Delaware U.S. Growth Fund
Bar Chart Table:
2011	7.73%
2012	15.67%
2013	33.86%
2014	12.44%
2015	4.88%
2016	(5.39%)
2017	27.89%
2018	(3.50%)
2019	26.85%
2020	44.17%